Leases - Future Cash Outflows (IFRS 16) (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Future cash outflows not reflected in lease liabilities:
Not later than one year	€ 8	€ 30
Later than one year and not later than five years	379	470
Later than five years	4,322	4,230
Future cash outflows not reflected in lease liabilities	€ 4,709	€ 4,731